STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		64 Months Ended	70 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Dec. 31, 2012
Operating Expenses:
Operation and administration	$ 504,919	$ 370,688	$ 1,084,268	$ 667,364	$ 2,034,170	$ 615,505	$ 2,750,937	$ 3,835,205
Exploration	185,784	8,755	384,184	18,401	1,273,491	126,841	1,491,433	1,875,617
Consulting	1,830	136,138	4,746	335,271	416,338	582,572	1,098,465	1,103,211
Legal and accounting	468,802	(85,254)	546,037	114,394	214,642	138,840	401,348	947,385
Impairment of mining interest							11,800	11,800
Total operating expenses	1,161,335	430,327	2,019,235	1,135,430	3,938,641	1,463,758	5,753,983	7,773,218
Income (loss) from operations	(1,161,335)	(430,327)	(2,019,235)	(1,135,430)	(3,938,641)	(1,463,758)	(5,753,983)	(7,773,218)
Other income or gain (expense or loss)
Gain (loss) on foreign exchange	(4,679)	1,624	4,686	(25,935)	(7,110)	(1,188)	(8,296)	(3,610)
Interest income						882	1,220	1,220
Interest expense	(2)	(23)	(82)	(120)	(169)	(189)	(403)	(485)
Total other income or gain (expense or loss)	(4,681)	1,601	4,604	(26,055)	(7,279)	(495)	(7,479)	(2,875)
Loss before income tax	(1,166,016)	(428,726)	(2,014,631)	(1,161,485)	(3,945,920)	(1,464,253)	(5,761,462)	(7,776,093)
Net loss and comprehensive loss	$ (1,166,016)	$ (428,726)	$ (2,014,631)	$ (1,161,485)	$ (3,945,920)	$ (1,464,253)	$ (5,761,462)	$ (7,776,093)
Net loss per share basic and fully diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.02)
Weighted average common shares basic and diluted	83,300,028	70,933,334	81,998,357	70,933,334	75,705,683	69,733,334